Comparison of the carrying amounts of the Bank's financial liabilities measured at other than fair value and their respective fair values (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions
Customer deposits
Marketable debt securities
Debt instruments Eligible Capital
Other financial liabilities
Total
Subordinated Debt
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	26,200,162,000	58,579,090,000	99,271,415,000
Customer deposits	60,911,279,000	55,096,002,000	336,593,455,000
Marketable debt securities			10,205,065,000
Debt instruments Eligible Capital
Other financial liabilities
Total	87,111,441,000	113,675,092,000	456,245,896,000
Subordinated Debt			10,175,961,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	94,805,747,000	73,075,341,000
Customer deposits	408,049,671,000	390,760,088,000
Marketable debt securities	79,035,644,000	57,265,307,000	63,684,284,000
Debt instruments Eligible Capital	19,641,408,000
Other financial liabilities	61,448,516,000	59,822,683,000	55,565,954,000
Total	662,980,986,000	594,043,080,000	119,250,238,000
Subordinated Debt		13,119,660,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909,000	131,656,962,000	99,271,415,000
Customer deposits	468,961,069,000	445,813,972,000	336,514,597,000
Marketable debt securities	79,036,792,000	56,875,514,000	73,702,474,000
Debt instruments Eligible Capital	19,641,408,000
Other financial liabilities	61,448,516,000	59,822,683,000	55,565,954,000
Total	750,093,694,000	707,288,791,000	575,230,401,000
Subordinated Debt		13,119,660,000	10,175,961,000
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909,000	131,654,431,000	99,271,415,000
Customer deposits	468,960,950,000	445,856,090,000	336,593,455,000
Marketable debt securities	79,035,644,000	57,265,307,000	73,889,348,000
Debt instruments Eligible Capital	19,641,408,000
Other financial liabilities	61,448,516,000	59,822,683,000	55,565,954,000
Total	R$ 750,092,427,000	707,718,171,000	575,496,132,000
Subordinated Debt		R$ 13,119,660,000	R$ 10,175,961,000